Goodwill and Intangible Assets - Finite-lived intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 259.4
Finite-Lived Intangible Assets, Accumulated Amortization	(107.6)
Finite-Lived Intangible Assets, Net	151.8
Amortization of Intangible Assets	22.8
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	20.7
Future Amortization Expense, Year Two	17.4
Future Amortization Expense, Year Three	15.2
Future Amortization Expense, Year Four	15.2
Future Amortization Expense, Year Five	14.8
Future Amortization Expense, after Year Six	68.5
Tradenames / Brands [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	18.7
Finite-Lived Intangible Assets, Accumulated Amortization	(11.6)
Finite-Lived Intangible Assets, Net	7.1
Technology and Patents [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	76.7
Finite-Lived Intangible Assets, Accumulated Amortization	(49.0)
Finite-Lived Intangible Assets, Net	27.7
Customer Related and Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	164.0
Finite-Lived Intangible Assets, Accumulated Amortization	(47.0)
Finite-Lived Intangible Assets, Net	$ 117.0